Accounts Receivable, Net - Disclosure of Changes in Allowance for Doubtful Accounts (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Opening balance	$ 1,193
Ending balance	1,375	$ 1,193
Trade receivables [member]
Disclosure of financial assets [line items]
Opening balance	1,193	849	$ 456
Allowance for the year	530	467	167
Charges and write-offs of uncollectible accounts	(400)	(418)	(99)
Addition from business combinations	86	94	401
Effects of changes in foreign exchange rates	(32)	201	(76)
Venezuela deconsolidation effect	(2)
Ending balance	$ 1,375	$ 1,193	$ 849